PROVISIONS - Provisions Overview (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	$ 2,143	$ 2,022
Short-term provisions	491	410
Long-term provisions	1,652	1,612
Environmental
Disclosure of other provisions [line items]
Other provisions	764	815
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	431	427
Site restoration
Disclosure of other provisions [line items]
Other provisions	36	40
Staff related obligations
Disclosure of other provisions [line items]
Other provisions	178	183
Voluntary separation plans
Disclosure of other provisions [line items]
Other provisions	49	79
Litigation and contingencies (see note 13)
Disclosure of other provisions [line items]
Other provisions	541	328
Tax claims
Disclosure of other provisions [line items]
Other provisions	119	126
Other legal claims and contingencies
Disclosure of other provisions [line items]
Other provisions	422	202
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Other provisions	25	24
Other
Disclosure of other provisions [line items]
Other provisions	119	$ 126
Votorantim Siderurgia
Disclosure of other provisions [line items]
Contingent liabilities recognised as of acquisition date	137
Legal proceedings provision recognised as of acquisition date	$ 146